SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     12/31/04
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 10, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $102748 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      350     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      272     5822 SH       SOLE                                       5822
American International Group   COM              026874107     3537    53863 SH       SOLE                                      53863
Automatic Data Processing      COM              053015103     2776    62596 SH       SOLE                                      62596
BB&T Corp.                     COM              054937107      282     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     2948    50481 SH       SOLE                                      50481
Bristol Myers Squibb           COM              110122108     1484    57905 SH       SOLE                                      57905
Canon Inc. ADR                 COM              138006309     3318    61153 SH       SOLE                                      61153
ChevronTexaco                  COM              166751107      841    16010 SH       SOLE                                      16010
Cisco Systems                  COM              17275R102      938    48576 SH       SOLE                                      48576
Citigroup Inc                  COM              172967101      323     6700 SH       SOLE                                       6700
Coca-Cola                      COM              191216100     2393    57470 SH       SOLE                                      57470
Compass Bancshares Inc.        COM              20449H109      847    17400 SH       SOLE                                      17400
Dell Inc.                      COM              24702r101      244     5800 SH       SOLE                                       5800
Donaldson Co.                  COM              257651109     4772   146480 SH       SOLE                                     146480
Dover Corp.                    COM              260003108     3131    74644 SH       SOLE                                      74644
Echelon                        COM              27874n105      103    12170 SH       SOLE                                      12170
Emerson Electric               COM              291011104     3249    46350 SH       SOLE                                      46350
Exxon Mobil                    COM              30231G102     3725    72676 SH       SOLE                                      72676
General Electric               COM              369604103     1042    28549 SH       SOLE                                      28549
H J Heinz Co.                  COM              423074103     1990    51048 SH       SOLE                                      51048
Home Depot                     COM              437076102     2254    52749 SH       SOLE                                      52749
Illinois Tool Works            COM              452308109     4027    43451 SH       SOLE                                      43451
Intel Corp.                    COM              458140100      956    40866 SH       SOLE                                      40866
Johnson & Johnson              COM              478160104     4412    69565 SH       SOLE                                      69565
Luminex Corp                   COM              55027E102      562    63241 SH       SOLE                                      63241
McGraw Hill                    COM              580645109      229     2500 SH       SOLE                                       2500
Microsoft Corp                 COM              594918104     2003    74944 SH       SOLE                                      74944
Molex Inc.                     COM              608554101     2468    82252 SH       SOLE                                      82252
National Instruments Corp.     COM              636518102     1159    42525 SH       SOLE                                      42525
Nokia                          COM              654902204      827    52793 SH       SOLE                                      52793
Nordson Corp.                  COM              655663102     2899    72343 SH       SOLE                                      72343
Pepsico Inc.                   COM              713448108      402     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      566    21037 SH       SOLE                                      21037
Procter & Gamble               COM              742718109     4328    78569 SH       SOLE                                      78569
Royal Dutch                    COM              780257804     2967    51716 SH       SOLE                                      51716
SBC Communications             COM              78387G103     1498    58135 SH       SOLE                                      58135
San Juan Basin Royalty Trust   COM              798241105     9447   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2162   103545 SH       SOLE                                     103545
Schlumberger Ltd               COM              806857108     2712    40515 SH       SOLE                                      40515
Sharon Energy Ltd              COM              819606104        2    15000 SH       SOLE                                      15000
Sigma-Aldrich                  COM              826552101     3270    54090 SH       SOLE                                      54090
Sysco Corp.                    COM              871829107     3715    97325 SH       SOLE                                      97325
Telefonica de Espana           COM              879382208      865    15312 SH       SOLE                                      15312
Unilever N.V.                  COM              904784709     2497    37431 SH       SOLE                                      37431
Verizon Communications         COM              92343v104      250     6176 SH       SOLE                                       6176
W.W. Grainger                  COM              384802104     3838    57616 SH       SOLE                                      57616
Wal-Mart Stores                COM              931142103     1800    34078 SH       SOLE                                      34078
Weyerhaeuser                   COM              962166104     2070    30791 SH       SOLE                                      30791
REPORT SUMMARY		       49 DATA RECORDS		     102748         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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